Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of property and equipment and operating lease
	2020				2019
	US&C	LATAM	EMEA	Total	US&C	LATAM	EMEA	Total
Property and equipment, net	$1,239	$428	$162	$1,829	$2,333	$499	$84	$2,916
Operating lease right-of-use assets	705	456	847	2,008	1,042	866	1,156	3,064
Total	$1,944	$884	$1,009	$3,837	$3,375	$1,365	$1,240	$5,980